SHAREHOLDERS DEFICI (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended
	Oct. 23, 2020	Sep. 30, 2021	Apr. 13, 2021	Dec. 31, 2020	Oct. 19, 2020	Dec. 31, 2019
Common stock shares authorized		500,000,000		500,000,000		500,000,000
Common stock par value	$ 0.21	$ 0.001		$ 0.001		$ 0.0001
Common stock shares issued	19,400,000	171,913,500		340,268,500		10,000,000
Preferred shares issued and outstanding		1		0
Common stock shares issued for legal services		150,000
Common stock, Shares outstanding		171,913,500		340,268,500		10,000,000
Current market price		$ 0.2781
Legal service		$ 41,715
Issuance of shares for service rendered, amount	$ 4,074,000
Unissued shares				600,000
Class A Preferred Stock [Member]
Preferred stock shares authorized		175,000,000		175,000,000		175,000,000
Preferred stock par value		$ 0.001		$ 0.001		$ 0.001
Stock Option Plan [Member]
Common stock par value					$ 0.21
Common stock shares issued					20,000,000
Mr Leung [Member]
Capital stock authorized			169,000,000
Purchase shares of common stock			169,000,000
EMA Financial LLC [Member]
Common stock shares issued for conversion on convertible bond, shares		495,000
Common stock shares issued for conversion on convertible bond, amount		$ 13,836